Stock-based compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of options outstanding

The following table summarizes the Company’s options outstanding as of June 30, 2026:

Exercise Price	Options Outstanding	Aggregate Intrinsic Value	Weighted-average remaining contractual life
$0.002	1,602,083	$461,400	6.8 years
$2.00	717,875	-	8.2 years
$9.00	352,125	-	8.4 years
Total	2,672,083	$461,400	7.4 years